Royalties - Summary of Royalties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (62.0)	$ (78.4)	[1]	$ (73.9)	[1]
South Africa [member]
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (1.8)	$ (1.8)		$ (1.2)
Royalty percentage	0.50%	0.50%		0.50%
Foreign [member]
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (60.2)	$ (76.6)		$ (72.7)
Australia [member]
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (27.8)	$ (27.3)		$ (25.8)
Royalty percentage	2.50%	2.50%		2.50%
Ghana [member]
Disclosure of information about royalty arrangements [line items]
Total royalties	$ (27.1)	$ (44.6)		$ (43.8)
Royalty percentage	3.00%	5.00%		5.00%
Peru [member]
Disclosure of information about royalty arrangements [line items]
Royalty percentage	4.60%	6.40%		4.00%

[1]	As Restated - Refer note 40 for further details.